Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Rental revenue	$ 13,219	$ 7,815
Mining Royalty and rents	8,050	7,153
Revenue - reimbursements	753	634
Total revenues	22,022	15,602
Cost of operations:
Depreciation, depletion and amortization	7,898	5,934
Operating expenses	4,285	2,136
Environmental remediation recovery	(465)	0
Property taxes	2,625	2,016
Management company indirect	1,765	1,295
Corporate expenses (Note 4 Related Party)	3,952	3,180
Total cost of operations	20,060	14,561
Total operating profit	1,962	1,041
Net investment income, including realized losses of $1,195	2,672	0
Interest expense	(3,103)	(2,741)
Equity in loss of joint ventures	(88)	(1,598)
Gain on remeasurement of investment in real estate partnership	0	60,196
Gain on investment land sold	40	0
Income from continuing operations before income taxes	1,483	56,898
Provision for income taxes	524	7,350
Income from continuing operations	959	49,548
Income from discontinued transportation operations, net of tax	122,129	11,003
Net income	123,088	60,551
Income (loss) attributable to noncontrolling interest	(1,384)	18,801
Net income attributable to the Company	$ 124,472	$ 41,750
Basic earnings per common share
Income from continuing operations	$ 0.10	$ 4.97
Discontinued operations	12.16	1.10
Net income	12.40	4.19
Diluted earnings per common share
Income from continuing operations	0.09	4.94
Discontinued operations	12.09	1.10
Net income	$ 12.32	$ 4.16
Number of shares (in thousands) used in computing:
-basic earnings per common share	10,040	9,975
-diluted earnings per common share	10,105	10,040